December 20, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	ServiceSource International, LLC – Registration Statement on Form S-1 (File No. 333- ) (the “Registration Statement”)

Ladies and Gentlemen:

On behalf of ServiceSource International, LLC, a Delaware limited liability company (the “Company”), we hereby transmit for filing via EDGAR the Company’s Registration Statement on Form S-1 with copies of all exhibits thereto for the purpose of registering shares of common stock of the Company. Pursuant to Rule 457(o), the Company has computed the fee due on the basis of the maximum aggregate offering price. A wire transfer in the amount of $5,347.50 was submitted to the Commission in connection with this filing.

Pursuant to Rule 461(a) of Regulation C under the Securities Act of 1933, as amended (the “Act”), on behalf of the Company and the managing underwriters named in the section “Underwriters” of the prospectus included within the Registration Statement, the Company and such managing underwriters inform the staff of the Securities and Exchange Commission that the Company and such managing underwriters may orally request acceleration of the effective date of the Registration Statement and that the Company and such underwriters are aware of their respective obligations under the Act.

Should you have any questions or comments, please do not hesitate to contact me at (650) 493-9300.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Tony Jeffries

Tony Jeffries